Long-term debt and other financial liabilities - Weighted-Average Interest Rates (Table) (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Debt Disclosure [Abstract]
Weighted-average interest rates on the executed loans	7.09%	6.65%	7.17%	6.54%